Changes in the Company structure - Divestment projects (Details) $ in Millions	Jul. 09, 2021 USD ($)	Jul. 30, 2020	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Divestment projects
Asset classified as held for sale			$ 456	$ 396	$ 1,555	$ 421
Liabilities classified as held for sale			290	$ 161	$ 1,335	$ 328
Petrocedeno
Divestment projects
Proportion of ownership interest in associate	30.323%
Total Gabon
Divestment projects
Proportion of ownership interest held		58.00%
Mature non-operated offshore fields
Divestment projects
Asset classified as held for sale			398
Liabilities classified as held for sale			$ 169
Mature non-operated offshore fields | Total Gabon
Divestment projects
Number of mature non-operated offshore fields held for sale		7
Petrocedeno
Divestment projects
Loss on classification as held for sale	$ (1,380)
Asset classified as held for sale	$ 0